Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

											Value of Initial Fixed $100 Investment Based On:
Year (1)		Summary Compensation Table Total for PEO Kliethermes ($)(2)		Summary Compensation Table Total for PEO Michael ($)(2)		CAP to PEO Kliethermes ($)(3)		CAP to PEO Michael ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average CAP to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)	Company Selected Measure (MVP) ($)(6)
(a)		(b)				(c)			(d)	(e)	(f)	(g)	(h)	(i)
2022		$4,846,780	$	N/A		$7,899,333	$	N/A	$1,838,301	$2,918,562	$163.00	$148.50	$580,000,000	$61,080,000
2021	$	N/A		$6,004,410	$	N/A		$7,205,891	$2,704,226	$3,239,253	$130.80	$125.00	$279,354,000	$240,593,000
2020	$	N/A		$4,712,442	$	N/A		$6,413,579	$1,846,944	$2,364,844	$118.10	$106.30	$157,091,000	$128,129,000

(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

-	2022: Mr. Kliethermes served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: Todd W. Bryant, Jennifer L. Klobnak, Aaron P. Diefenthaler, and Jeffrey D. Fick.

-	2021: Mr. Michael served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: Craig W. Kliethermes; Todd W. Bryant; Jennifer L. Klobnak; and Aaron P. Diefenthaler.

-	2020: Mr. Michael served as the PEO for the entirety of 2020. The Company’s other NEOs for 2020 were: Craig W. Kliethermes; Todd W. Bryant; Jennifer L. Klobnak; and Aaron P. Diefenthaler.

(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Messrs. Kliethermes and Michael and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than the individual serving as PEO during the applicable year. Because Mr. Kliethermes did not serve as PEO during 2021 or 2020, his compensation is included in the average for the Non-PEO NEOs for such years

(3)	To calculate Compensation Actually Paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Kliethermes and Michael for the period they served as PEO and for the average of the other NEOs is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)	The TSR Peer Group consists of the Standard & Poor’s 500 P&C Index (the “S&P 500 P&C Index”), an independently prepared index that includes companies in the property and casualty insurance industry.

(6)	As noted in “Compensation Discussion and Analysis,” “Market Value Potential” (“MVP”) provides a mechanism with which the HCCC can correlate incentive compensation to long-term shareholder value creation and it is a key metric used in the Company’s incentive programs and is a component of each of our NEO’s compensation. MVP measures the after-tax returns earned by the Company above its cost of capital, as a gauge of shareholder value creation. MVP is defined as (1) the Actual Return (the increase in adjusted GAAP book value), less (2) the Required Return (beginning capital multiplied by the blended cost of capital). To calculate MVP, the increase or decrease in GAAP book value is calculated as ending capital less beginning capital. Ending capital is defined as ending GAAP book value, less unrealized gains or losses net of tax on available-for-sale fixed income investments, plus outstanding long-term debt instruments at the end of the period; and adjusted for capital transactions during the year. Beginning capital is defined as beginning GAAP book value, less unrealized gains or losses net of tax on available-for-sale fixed maturity investments, plus outstanding long-term instruments at the beginning of the period. The Company’s blended cost of capital is defined as the weighted average of the cost of equity capital and the cost of debt capital.
The cost of equity capital is the average ten-year U.S. Treasury Note rate, plus a market risk premium of five percent modified by the Company’s ten-year beta versus the S&P 500 index. The Company’s cost of debt capital is the forward market rate on its outstanding long-term debt. As noted in the “Compensation Discussion and Analysis,” in 2022, the HCCC revised the MVP calculation to provide that the net gain in 2022 from the sale of Maui Jim shares – net of tax; net of transaction costs; and net of one-time transactions bonuses paid to all employees other than the NEOs, a total of $434.4 million - would be excluded from the calculation of the Actual Return (increase in adjusted GAAP book value).

Company Selected Measure Name	Market Value Potential
Named Executive Officers, Footnote [Text Block]
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
-	2022: Mr. Kliethermes served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: Todd W. Bryant, Jennifer L. Klobnak, Aaron P. Diefenthaler, and Jeffrey D. Fick.
-	2021: Mr. Michael served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: Craig W. Kliethermes; Todd W. Bryant; Jennifer L. Klobnak; and Aaron P. Diefenthaler.
-	2020: Mr. Michael served as the PEO for the entirety of 2020. The Company’s other NEOs for 2020 were: Craig W. Kliethermes; Todd W. Bryant; Jennifer L. Klobnak; and Aaron P. Diefenthaler.

Peer Group Issuers, Footnote [Text Block]
(5)	The TSR Peer Group consists of the Standard & Poor’s 500 P&C Index (the “S&P 500 P&C Index”), an independently prepared index that includes companies in the property and casualty insurance industry.

Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of CAP Adjustments

CAP Adjustments

		(Minus)		Plus	Plus/(Minus)	Plus	Plus/(Minus)	(Minus)	Equals
	Summary Compensation Table Total	Grant Date Fair Value of Stock Option Awards Granted in Fiscal Year		Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	CAP
Year	($)(a)	($)(b)		($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)
Craig W. Kliethermes(h)
2022	$4,846,780	$(1,603,500)		$3,079,526	$1,439,227	$0	$137,300	$0	$7,899,333
Jonathan E. Michael
2021	$6,004,410	$(555,346)		$901,682	$714,328	$0	$140,817	$0	$7,205,891
2020	$4,712,442	$(525,258)		$951,982	$1,383,921	$0	$(109,508)	$0	$6,413,579
Average Other NEOs(i)
2022	$1,838,301	$(564,150)	$	$ 1,060,797	$533,977	$0	$49,636	$0	$2,918,562
2021	$2,704,226	$(279,908)	$	$ 383,201	$298,130	$0	$133,604	$0	$3,239,253
2020	$1,846,944	$(284,919)	$	$ 520,199	$519,221	$0	$(236,601)	$0	$2,364,844
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages.

(b)	Represents the grant date fair value of the stock option awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes including the value associated with any dividend accruals.

(e)	Represents the fair value at vesting of the stock option awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes, including the value associated with any dividend accruals.

(g)	Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	For 2021 and 2020, the compensation of Mr. Kliethermes, the Company’s current Chief Executive Officer, is reported in the Average Other NEOs section of this table as Mr. Kliethermes was not the PEO for any portion of those years.

(i)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 1,838,301	$ 2,704,226	$ 1,846,944
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,918,562	3,239,253	2,364,844
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of CAP Adjustments

CAP Adjustments

		(Minus)		Plus	Plus/(Minus)	Plus	Plus/(Minus)	(Minus)	Equals
	Summary Compensation Table Total	Grant Date Fair Value of Stock Option Awards Granted in Fiscal Year		Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	CAP
Year	($)(a)	($)(b)		($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)
Craig W. Kliethermes(h)
2022	$4,846,780	$(1,603,500)		$3,079,526	$1,439,227	$0	$137,300	$0	$7,899,333
Jonathan E. Michael
2021	$6,004,410	$(555,346)		$901,682	$714,328	$0	$140,817	$0	$7,205,891
2020	$4,712,442	$(525,258)		$951,982	$1,383,921	$0	$(109,508)	$0	$6,413,579
Average Other NEOs(i)
2022	$1,838,301	$(564,150)	$	$ 1,060,797	$533,977	$0	$49,636	$0	$2,918,562
2021	$2,704,226	$(279,908)	$	$ 383,201	$298,130	$0	$133,604	$0	$3,239,253
2020	$1,846,944	$(284,919)	$	$ 520,199	$519,221	$0	$(236,601)	$0	$2,364,844
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages.

(b)	Represents the grant date fair value of the stock option awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes including the value associated with any dividend accruals.

(e)	Represents the fair value at vesting of the stock option awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes, including the value associated with any dividend accruals.

(g)	Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	For 2021 and 2020, the compensation of Mr. Kliethermes, the Company’s current Chief Executive Officer, is reported in the Average Other NEOs section of this table as Mr. Kliethermes was not the PEO for any portion of those years.

(i)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
●	Relationship Between Compensation Paid to the PEO and Average Other NEOs and the Company’s Cumulative TSR – As calculated in accordance with the SEC disclosure rules, the Compensation Actually Paid to our PEO was $6,413,489 for 2020, primarily driven by our MVP and stock price performance. During 2020, the Company’s TSR, measured assuming a $100 investment in the Company’s stock, increased by over 18.1% to $118.10. Since December 31, 2020, our TSR, measured assuming a $100 investment in the Company’s common stock as of December 31, 2019, increased to $163.00 as of December 31, 2022 and, similarly, the “Compensation Actually Paid” to the PEO increased to $7,899,333 as of December 31, 2022, driven by the increase in our stock price as well as our MVP performance. While our PEO’s “Compensation Actually Paid” was most significantly impacted by our TSR performance given the significant portion of compensation delivered through stock options, the average “Compensation Actually Paid” for our other NEOs was also similarly impacted by our TSR performance, with the average “Compensation Actually Paid” for 2020 equal to $2,364,844 and increasing to $2,918,561 as of December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]
●	Relationship Between Compensation Paid to the PEO and Average Other NEOs and the Company’s Net Income – As required by SEC disclosure rules, we are presenting the relationship between net income and the Compensation Actually Paid to our NEOs. Net income is not a component of our executive compensation program. Although our executive compensation program is not dependent on our net income performance, over the three-year period from 2020 to 2022, our net income increased by approximately 269% while our Compensation Actually Paid for the PEO position and the average of our NEOs increased by approximately 20% and 23%, respectively.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
●	Relationship Between Compensation Paid to the PEO and Average Other NEOs and MVP – As noted above, the Company-Selected Measure is MVP. MVP measures the after-tax returns earned by the Company above its cost of capital, as a gauge of shareholder value creation. While MVP represents a significant component of our executive compensation program, the Compensation Actually Paid is also impacted by our stock price as equity awards represent a significant component of the Company’s executive compensation program. In particular, the equity awards granted to the NEOs in 2022 increased as compared to the equity awards granted in prior years, resulting in an increase in the 2022 Compensation Actually Paid as compared to prior years, which was also compounded by the increase in our stock price over the course of 2022. The Compensation Actually Paid for the PEO and the average of the other NEOs was $6,413,489 and $2,364,844, respectively, in 2020, while MVP was $128,129,000. In 2021, the Compensation Actually Paid to the PEO and the average for the other NEOs was $7,205,891 and $3,239,253, respectively, while MVP increased to $240,593,000 for 2021. For 2022, the MVP declined to $61,080,000, although the Compensation Actually Paid for the PEO and the average for the other NEOs was $7,899,333 and $2,918,561, respectively, which was driven, in part, by the equity awards granted in 2022, the appreciation in the value of the Company’s stock price over the course of 2022 and distributions of banked amounts for prior years’ performance under the Company’s incentive programs, as further described in the “Compensation Discussion and Analysis.” In addition, as described in the “Compensation Discussion and Analysis,” the 2022 MVP was impacted by the HCCC’s election to exclude the net gain from the sale of the Company’s interest in Maui Jim from the MVP calculation. In connection with the transaction, we recognized a net realized gain of $574.7 million. The RLI Corp. Annual Incentive Compensation Plan provides the HCCC authority to adjust annual performance goals or performance results to exclude the effects of an extraordinary, unusual or nonrecurring event; discontinued operations; or a divestiture, among other events. In 2022 the HCCC revised the MVP calculation to provide that the net gain in 2022 from the sale of Maui Jim shares – net of tax; net of transaction costs; and net of one-time transactions bonuses paid to all employees other than the NEOs, a total of $434.4 million - would be excluded from the calculation of the Actual Return (increase in adjusted GAAP book value), which in turn is used to calculate MVP. The HCCC made this determination on the basis of a number of factors including: the guiding principles of RLI executive compensation discussed at page 40; the unique one-time nature of the transaction; market precedent for the treatment on gains by other companies from a one-time sale or divestiture transaction; the longstanding nature of the Company’s investment in Maui Jim; RLI’s contractual obligation to sell its Maui Jim shares pursuant to a Shareholder’s Agreement with the majority owner of Maui Jim; and the minority interest held by RLI and resulting lack of direct control over Maui Jim’s business by RLI, among other factors. The election to exclude the net gain from the sale had the impact of reducing the MVP calculation for the year.

Total Shareholder Return Vs Peer Group [Text Block]
●	Relationship Between Company TSR and Peer Group TSR – As noted in the table above, during 2020 - 2022, our TSR outperformed the TSR of our Peer Group. Assuming a $100 investment on December 31, 2019, (i) for the period ending December 31, 2020, our TSR increased to $118.10 compared to our Peer Group’s TSR of $106.30, (ii) for the period ending December 31, 2021, our TSR increased to $130.80 compared to our Peer Group’s TSR of $125.00, and (iii) for the period ending December 31, 2022, our TSR increased to $163.00 compared to our Peer Group’s TSR of $148.50.

Total Shareholder Return Amount	$ 163.00	130.80	118.10
Peer Group Total Shareholder Return Amount	148.50	125.00	106.30
Net Income (Loss)	$ 580,000,000	$ 279,354,000	$ 157,091,000
Company Selected Measure Amount	61,080,000	240,593,000	128,129,000
PEO Name	Mr. Kliethermes	Mr. Michael	Mr. Michael
Cost of Equity Capital, Average Term	10 years
Percentage of Market Risk Premium	5.00%
Term of S&P 500 index	10 years
Gain Loss on Sale Would be Excluded from Calculation of Actual Return	$ 434,400,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Market Value Potential (applicable to all NEOs)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Return on Equity (applicable to Messrs. Diefenthaler and Fick)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Combined Ratio (applicable to Messrs. Diefenthaler and Fick)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Five-Year Growth in Book Value: Rank Among Peer Companies (applicable to Messrs. Kliethermes and Bryant, and Ms. Klobnak)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Underwriting Profit (applicable to Mr. Diefenthaler)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price (applicable to all NEOs through the use of stock options)
Kliethermes
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,846,780
PEO Actually Paid Compensation Amount	7,899,333
Michael
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 6,004,410	$ 4,712,442
PEO Actually Paid Compensation Amount		7,205,891	6,413,579
PEO [Member] | Kliethermes | Grant Date Fair Value of Stock Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,603,500)
PEO [Member] | Kliethermes | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,079,526
PEO [Member] | Kliethermes | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,439,227
PEO [Member] | Kliethermes | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Kliethermes | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	137,300
PEO [Member] | Kliethermes | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Michael | Grant Date Fair Value of Stock Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(555,346)	(525,258)
PEO [Member] | Michael | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		901,682	951,982
PEO [Member] | Michael | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		714,328	1,383,921
PEO [Member] | Michael | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Michael | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		140,817	(109,508)
PEO [Member] | Michael | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(564,150)	(279,908)	(284,919)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,060,797	383,201	520,199
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	533,977	298,130	519,221
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	49,636	133,604	(236,601)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0